SCHEDULE OF MOVEMENT OF CONTRACT ASSETS (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Contract Assets Net
Balance at beginning of the year	$ 42,848	$ 100,806
Additions	418,223	43,149
Less: billed and recognized to contract receivable	(43,003)	(101,243)
Exchange adjustment	(1,130)	136
Balance at end of the year	$ 416,938	$ 42,848